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IQ CBRE NextGen Real Estate ETF
IQ CBRE NextGen Real Estate ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ CBRE NextGen Real Estate Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ CBRE NextGen Real Estate ETF IQ CBRE NextGen Real Estate ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ CBRE NextGen Real Estate ETF IQ CBRE NextGen Real Estate ETF
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.60%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.60% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate ETF | USD ($)	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”) with CBRE Investment Management Listed Real Assets LLC (“CBRE”) acting as index construction consultant to IndexIQ.
The Underlying Index is a rules-based, modified capitalization weighted, float adjusted index. The Underlying Index is designed to provide exposure to real estate sectors and companies that are expected to benefit from large trends (“NextGen Trends”) affecting property sectors of the global economy over a secular, multi-year time horizon. The NextGen Trends are focused on property sectors aligned with the following:
•
Digital Transformation: Companies that are within the technology real estate sector owning, operating, and developing cell tower, fiber network, and data center assets which enable the growth of data and digital communications.

•
eCommerce Revolution: Companies in the industrial sector owning, operating, and developing logistics facilities where products are stored and shipped to the end user and may benefit from the long-term growth of online sales.

•
Generational Change: Companies within the healthcare and residential real estate sectors that provide exposure to life science facilities, skilled nursing facilities, senior living facilities, multi-family residential, single family for rent, and student housing to capitalize on demand from aging populations, increased healthcare spending and rising home ownership costs.

Each NextGen Trend is weighted approximately equally in the Underlying Index at each rebalance. The Underlying Index identifies issuers within a NextGen Trend based on third-party industry classifications.
To be eligible for inclusion in the Underlying Index, an issuer must have a float adjusted market capitalization of at least $100 million and a minimum average daily trading volume of at least $1 million for the prior 90 days at the time of rebalance. Securities of issuers with recent stock exchange listings (e.g., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. The Underlying Index may consist of small-, mid- and large-capitalization companies. As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $429 million to $114 billion. As of June 30, 2023, the Underlying Index was composed of 91 securities.
The Underlying Index provides exposure primarily to U.S.-based companies, but also includes securities of issuers based in foreign markets. The Underlying Index rebalances and reconstitutes quarterly. At each rebalance, component securities are weighted based on float adjusted market capitalization subject to the following restrictions: (1) 75% of the Underlying Index will consist of components with weights less than 5% of the Underling Index; (2) the maximum weight of a component is 10% of the Underlying Index; and (3) each NextGen Trend will be approximately equally weighted. The allocation to each NextGen Trend and U.S. issuers may fluctuate in order to meet the other Underlying Index constraints.
The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate issuers, as determined by an unaffiliated, third-party classification standard. As a result, the Fund will concentrate in the securities of issuers in the real estate sector.
The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The FTSE Nareit All Equity REITs Index measures the performance of all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.
Effective September 1, 2022, the Fund changed its underlying index and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior underlying index and investment strategies.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total returns as of June 30, 2023 was 3.51%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	24.01%	4Q/2022
Lowest Return	-37.55%	1Q/2020

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ CBRE NextGen Real Estate ETF		1 Year	5 Years	10 Years
IQ CBRE NextGen Real Estate ETF		(26.06%)	(1.66%)	3.76%
After Taxes on Distributions | IQ CBRE NextGen Real Estate ETF	[1]	(27.23%)	(2.92%)	2.21%
After Taxes on Distributions and Sale of Fund Shares | IQ CBRE NextGen Real Estate ETF	[1]	(15.36%)	(1.71%)	2.28%
IQ CBRE NextGen Real Estate Index(2) (reflects no deduction for fees, expenses or taxes)	[2]
FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)		(24.95%)	4.43%	7.10%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[2]	Since the Underlying Index had an inception date of June 17, 2022, performance data is not available for all periods shown in the table, because performance data does not exist for the entirety of some of the periods shown.